INVESTMENTS	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
Investment Securities

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2013:

	Held-to-Maturity				Available-for-Sale
(Dollars in thousands)	Amortized Cost	Unrealized Gain	Unrealized Loss	Market Value	Amortized Cost	Unrealized Gain	Unrealized Loss	Market Value
U.S. Treasuries	$0	$0	$0	$0	$97	$0	$(7)	$90
Securities of U.S. government agencies and corporations	18,981	0	(791)	18,190	9,980	0	(404)	9,576
Mortgage-backed securities	775,025	1,337	(12,229)	764,133	678,267	5,372	(28,593)	655,046
Obligations of state and other political subdivisions	25,788	152	(1,039)	24,901	33,410	10	(3,097)	30,323
Asset-backed securities	0	0	0	0	114,209	1	(616)	113,594
Other securities	17,478	283	0	17,761	109,089	262	(4,379)	104,972
Total	$837,272	$1,772	$(14,059)	$824,985	$945,052	$5,645	$(37,096)	$913,601

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2012:

	Held-to-Maturity				Available-for-Sale
	Amortized	Unrealized	Unrealized	Market	Amortized	Unrealized	Unrealized	Market
(Dollars in thousands)	Cost	Gain	Loss	Value	Cost	Gain	Loss	Value
Securities of U.S. government agencies and corporations	$20,512	$679	$0	$21,191	$15,562	$333	$0	$15,895
Mortgage-backed securities	740,891	8,077	(1,290)	747,678	854,150	14,564	(1,485)	867,229
Obligations of state and other political subdivisions	9,352	265	(12)	9,605	35,913	169	(84)	35,998
Asset-backed securities	0	0	0	0	57,000	90	(1)	57,089
Other securities	0	0	0	0	54,479	1,569	(163)	55,885
Total	$770,755	$9,021	$(1,302)	$778,474	$1,017,104	$16,725	$(1,733)	$1,032,096

During the year ended December 31, 2013, First Financial sold available-for-sale securities with a fair value of $91.0 million at the date of sale and recorded a $1.7 million pre-tax gain. The investment gain after taxes was $1.1 million for the year ended December 31, 2013.

During the year ended December 31, 2012, First Financial sold available-for-sale securities with a fair value of $236.7 million at the date of sale and recorded a $3.6 million net pre-tax gain. There was a net investment gain after taxes of $2.3 million for the year ended December 31, 2012.

During the year ended December 31, 2011, First Financial sold available-for-sale securities with a fair value of $162.6 million at the date of sale and recorded a $2.5 million net pre-tax gain. There was a net investment gain after taxes of $1.6 million for the year ended December 31, 2011.

The carrying value of investment securities pledged as collateral to secure public deposits, repurchase agreements and for other purposes as required by law totaled $1.1 billion at December 31, 2013, and $1.2 billion at December 31, 2012.

The following table provides a summary of investment securities by estimated weighted average life as of December 31, 2013. Estimated lives on certain investment securities may differ from contractual maturities as issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Held-to-Maturity		Available-for-Sale
(Dollars in thousands)	Amortized Cost	Market Value	Amortized Cost	Market Value
Due in one year or less	$216	$219	$6,819	$7,027
Due after one year through five years	378,932	375,323	279,035	276,750
Due after five years through ten years	322,455	314,375	314,854	303,477
Due after ten years	135,669	135,068	344,344	326,347
Total	$837,272	$824,985	$945,052	$913,601

The following tables provide the fair value and gross unrealized losses on investment securities in an unrealized loss position, aggregated by investment category and the length of time the individual securities have been in a continuous unrealized loss position:

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
(Dollars in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Securities of U.S. government agencies and corporations	$27,851	$(970)	$0	$0	$27,851	$(970)
Mortgage-backed securities	966,718	(32,432)	108,929	(6,101)	1,075,647	(38,533)
Obligations of state and other political subdivisions	66,502	(5,294)	1,935	(46)	68,437	(5,340)
Asset-backed securities	93,355	(616)	0	0	93,355	(616)
Other securities	54,866	(2,142)	7,798	(561)	62,664	(2,703)
Total	$1,209,292	$(41,454)	$118,662	$(6,708)	$1,327,954	$(48,162)

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Loss	Value	Loss	Value	Loss
Mortgage-backed securities	$240,641	$(1,635)	$25,513	$(405)	$266,154	$(2,040)
Obligations of state and other political subdivisions	21,341	(96)	0	0	21,341	(96)
Asset-backed securities	9,999	(1)	0	0	9,999	(1)
Other securities	8,454	(163)	0	0	8,454	(163)
Total	$280,435	$(1,895)	$25,513	$(405)	$305,948	$(2,300)

Gains and losses on debt securities are generally due to higher current market yields relative to the yields of the debt securities at their amortized cost.  All securities with unrealized losses are reviewed quarterly to determine if any impairment is considered other than temporary, requiring a write-down to fair value. First Financial considers the percentage loss on a security, duration of the loss, average life or duration of the security, credit rating of the security and payment performance, as well as the Company’s intent and ability to hold the security to maturity when determining whether any impairment is other than temporary. At this time First Financial does not intend to sell, and it is not more likely than not that the Company will be required to sell debt securities temporarily impaired prior to maturity or recovery of the recorded value. First Financial had no other than temporary impairment related to its investment securities portfolio as of December 31, 2013 or 2012.

For further detail on the fair value of investment securities, see Note 21 – Fair Value Disclosures.